Property and Equipment - Summary of Property and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 7,130,882	$ 1,092,855	¥ 4,740,550
Less: accumulated depreciation	(707,052)	(108,360)	(335,963)
Property and equipment, net	6,423,830	984,495	4,404,587
Buildings
Property Plant And Equipment [Line Items]
Property and equipment, gross	1,909,633	292,664	1,190,980
Data Center Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	3,945,877	604,732	2,375,136
Furniture and Office Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	11,934	1,829	13,560
Computers and Network Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	16,677	2,556	9,928
Motor Vehicles
Property Plant And Equipment [Line Items]
Property and equipment, gross	6,868	1,053	3,873
Purchased Software
Property Plant And Equipment [Line Items]
Property and equipment, gross	6,984	1,070	3,608
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	36,358	5,572	32,202
Construction in Progress
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 1,196,551	$ 183,379	¥ 1,111,263